Lease liabilities	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Lease liabilities	Lease liabilities
The following table shows the remaining contractual maturities of the Group’s lease liabilities at the end of the reporting periods:

	2025	2024
Within 1 year	$1,330	$2,758
After 1 year but within 2 years	437	1,683
After 2 years but within 5 years	—	1,331
	437	3,014
Total	$1,767	$5,772